Fair values of financial assets and liabilities - Valuation methodology (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value	£ 230,616	£ 230,810
Financial liabilities, fair value	71,338	77,001
Deposits From Banks
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	30,934	29,804
Financial liabilities, fair value	30,922	29,798
Deposits from Customers
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	421,609	418,124
Financial liabilities, fair value	421,834	418,441
Financial liabilities at fair value through profit or loss
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	45,777	50,877
Financial liabilities, fair value	45,777	50,877
Derivative financial instruments
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	25,561	26,124
Financial liabilities, fair value	25,561	26,124
Debt securities in issue
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	90,293	72,450
Financial liabilities, fair value	92,698	75,756
Liabilities arising from non-participating investment contracts
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	15,179	15,447
Financial liabilities, fair value	15,179	15,447
Subordinated Liabilities [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	17,637	17,922
Financial liabilities, fair value	20,515	21,398
Financial assets at FVOCI
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	31,300
Financial assets, fair value	31,300
Financial assets at fair value through profit or loss
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	172,361	162,878
Financial assets, fair value	172,361	162,878
Derivative financial instruments
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	26,955	25,834
Financial assets, fair value	26,955	25,834
Loans and advances to banks
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	6,674	6,611
Financial assets, fair value	6,694	6,564
Loans and advances to customers
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	469,025	472,498
Financial assets, fair value	468,991	472,085
Financial assets at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	479,980	482,752
Financial assets, fair value	479,958	482,235
Debt securities
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	4,281	3,643
Financial assets, fair value	4,273	3,586
Debt securities | Financial assets at FVOCI
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value	£ 30,843
Available For Sale Financial Assets [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets		42,098
Financial assets, fair value		£ 42,098